Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
December 28, 2018
Via EDGAR
Ms. Alison White
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Funds, Inc.
Post-Effective Amendment No. 258 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572
Dear Ms.White,
Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Amendment to the Registrant’s Registration Statement is being filed as an annual update for the Registrant’s series with an October 31 fiscal year end and to add certain existing share classes to the following funds: Class R-6 to Diversified International Fund; Class A and R-6 to MidCap Value Fund I; and Class R-3 and R-5 to Principal LifeTime Hybrid Funds (Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and 2065 Funds).
This post-effective amendment is relying, in part, on template filing relief pursuant to Rule 485(b)(1)(vii); please reference correspondence filed July 24, 2018. This post-effective amendment incorporates sales load waiver disclosure, which was previously reviewed in conjunction with Amendment number 250 (filed under Rule 485(a) on April 13, 2018), and Amendment number 251 (filed under 485(b) on June 13, 2018 and effective June 15, 2018).
The Amendment consists of the following: (1) facing page; (2) Part A (prospectus for Classes A, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 shares); (3) Part B (a Statement of Additional Information that includes each of the Registrant’s series with an October 31 fiscal year end in the share classes listed previously); (4) Part C; and (5) signature pages.
The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense and performance information, 5% and 25% ownership information, financial highlights, incorporation by reference of information from the annual report, and market capitalization.
The Amendment is not being filed to update or amend the prospectuses or statement of additional information for series with a fiscal year end of August 31.
Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/ Britney Schnathorst
Britney Schnathorst
Assistant Counsel, Registrant

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